Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Summary of Results of Operations and Cash Flows of Discontinued Operations

The following tables set forth the results of operations and cash flows of discontinued operations, which were included in the Group’s consolidated financial statements (in thousands):

For the Year Ended December 31, 2020*
Revenues	69,917
Cost of revenues	(33,875)
Gross profit	36,042
Operating expenses:
Sales and marketing expenses	(29,377)
General and administrative expenses	(6,539)
Technology and product development expenses	(9,664)
Goodwill impairment	(39,352)
Changes in fair value of financial assets-contingent returnable consideration	—
Total operating expenses	(84,932)
Loss from operations	(48,890)
Interest income, net	270
Loss from disposal of discontinued operations	(14,678)
Others, net	569
Loss before tax	(62,729)
Income tax benefit	363
Net loss from discontinued operations	(62,366)

For the Year Ended December 31, 2020*
Net cash provided by discontinued operating activities	186
Net cash provided by discontinued investing activities	265,753
Net cash used in discontinued financing activities	—

Note:

* The results of operations and cash flows of discontinued operations included those of the discontinued operations from January 1, 2020 to May 18, 2020.